Nature of operations and reorganization - Statement of Operations (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transitional services arrangement
Transitional service arrangement period	12 months
Basis of Presentation for the Reorganization
Expenses allocated from RONG360		¥ 40,167	¥ 0
RONG360 Inc.
Basis of Presentation for the Reorganization
Expenses allocated from RONG360		¥ 0
Predecessor
Basis of Presentation for the Reorganization
Expenses allocated from RONG360				¥ 0
Predecessor | RONG360 Inc.
Basis of Presentation for the Reorganization
Expenses allocated from RONG360			74,952	65,276
Predecessor | RONG360 Inc. | Cost of revenues
Basis of Presentation for the Reorganization
Expenses allocated from RONG360			8,081	7,930
Predecessor | RONG360 Inc. | Sales and marketing expenses
Basis of Presentation for the Reorganization
Expenses allocated from RONG360			25,049	23,785
Predecessor | RONG360 Inc. | Research and development expenses
Basis of Presentation for the Reorganization
Expenses allocated from RONG360			29,940	18,175
Predecessor | RONG360 Inc. | General and administrative expenses
Basis of Presentation for the Reorganization
Expenses allocated from RONG360			¥ 11,882	¥ 15,386